Commitment and Contingencies - Future Minimum Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Less than 1 year	$ 2,250
1-3 years	8,750
3-5 years	9,000
More than 5 years	0
Total	$ 20,000